Label	Element	Value
ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Summary Prospectus and
Prospectus Supplement

April 28, 2023

Morgan Stanley Institutional Fund, Inc.

Supplement dated April 28, 2023 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectuses and Prospectuses dated April 28, 2023

Active International Allocation Portfolio (the "Fund")

Important Notice Regarding Change in Fund Name and Investment Policy

As previously announced, at a meeting held on April 19-20, 2023, the Board of Directors of Morgan Stanley Institutional Fund, Inc. approved various changes to the Fund, including changing its name from "Active International Allocation Portfolio" to "Passport Overseas Equity Portfolio" and adopting a non-fundamental investment policy pursuant to Rule 35d-1 under the Investment Company Act of 1940, each change effective May 31, 2023 (the "Effective Date").

In connection with these changes, there will not be any changes to the Fund's investment objective, investment process, portfolio holdings or portfolio management team.

On the Effective Date, the Fund will operate with the following policy: Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of issuers located outside of the United States. This policy may be changed without shareholder approval; however, you would be notified upon 60 days' notice in writing of any changes.

Accordingly, on the Effective Date, each Summary Prospectus and each Prospectus will be amended as follows:

All references to "Active International Allocation Portfolio" will be deleted and replaced with "Passport Overseas Equity Portfolio."

Risk/Return [Heading]	rr_RiskReturnHeading	Active International Allocation Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The first paragraph of the sections of each Summary Prospectus entitled "Principal Investment Strategies" and each Prospectus entitled "Fund Summary—Active International Allocation Portfolio—Principal Investment Strategies" will be deleted in their entirety and replaced with the following:

The Adviser actively selects among developed and emerging countries applying its investment process to determine a country's future economic growth and equity return potential. The Adviser's approach combines a top-down country process with sector allocation and bottom-up stock selection. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of issuers located outside of the United States. This policy may be changed without shareholder approval; however, you would be notified upon 60 days' notice in writing of any changes.

The last sentence of the sections of each Summary Prospectus entitled "Principal Investment Strategies" and each Prospectus entitled "Fund Summary—Active International Allocation Portfolio—Principal Investment Strategies" and "Details of the Funds—Active International Allocation Portfolio—Process" will be deleted in its entirety and replaced with the following:

Derivative instruments used by the Fund will be counted toward the Fund's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Please retain this supplement for future reference.